                        METLIFE VARIABLE LIFE ACCUMULATOR

                Flexible Premium Variable Life Insurance Policies
                      APRIL 28, 2008 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE
                                       OR
    METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                             VARIABLE LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MetLife Variable Life Accumulator, a flexible premium variable life insurance policy originally issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Insurance Company of Connecticut is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2     Pioneer Fund Portfolio -- Class A
  American Funds Global Growth Fund               Pioneer Strategic Income
  American Funds Growth Fund                         Portfolio -- Class A
  American Funds Growth-Income Fund               Third Avenue Small Cap Value
FIDELITY(R) VARIABLE INSURANCE PRODUCTS              Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class      METROPOLITAN SERIES FUND, INC.
  Mid Cap Portfolio -- Service Class 2            BlackRock Aggressive Growth
FRANKLIN TEMPLETON VARIABLE INSURANCE                Portfolio -- Class D
  PRODUCTS TRUST -- CLASS 2                       BlackRock Money Market Portfolio -- Class
  Templeton Foreign Securities Fund                  A
GOLDMAN SACHS VARIABLE INSURANCE                  Davis Venture Value Portfolio -- Class A
  TRUST -- INSTITUTIONAL SHARES                   FI Large Cap Portfolio -- Class A
  Goldman Sachs Capital Growth Fund               FI Value Leaders Portfolio -- Class D
JANUS ASPEN SERIES -- SERVICE SHARES              MetLife Aggressive Allocation
  Mid Cap Growth Portfolio                           Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST         MetLife Conservative Allocation
  Legg Mason Partners Variable Aggressive            Portfolio -- Class B
  Growth Portfolio -- Class I                     MetLife Conservative to Moderate
  Legg Mason Partners Variable Capital and           Allocation Portfolio -- Class B
     Income Portfolio -- Class II                 MetLife Moderate Allocation
  Legg Mason Partners Variable Capital               Portfolio -- Class B
     Portfolio                                    MetLife Moderate to Aggressive Allocation
  Legg Mason Partners Variable Equity Index          Portfolio -- Class B
     Portfolio -- Class I                         MFS(R) Total Return Portfolio -- Class F
  Legg Mason Partners Variable Fundamental        MFS(R) Value Portfolio -- Class A
     Value Portfolio -- Class I                   Russell 2000(R) Index Portfolio -- Class A
  Legg Mason Partners Variable Large Cap          T. Rowe Price Large Cap Growth
     Growth Portfolio --  I                          Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST         T. Rowe Price Small Cap Growth
  Legg Mason Partners Variable High Income           Portfolio -- Class B
  Portfolio                                       Western Asset Management U.S. Government
MET INVESTORS SERIES TRUST                           Portfolio -- Class A
  Clarion Global Real Estate                    PIMCO VARIABLE INSURANCE
  Portfolio -- Class A                            TRUST -- ADMINISTRATIVE CLASS
  Janus Forty Portfolio -- Class A                Total Return Portfolio
  Legg Mason Partners Managed Assets            PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Portfolio -- Class A                         Pioneer Mid Cap Value VCT Portfolio
  Lord Abbett Bond Debenture                    THE MERGER FUND VL
     Portfolio -- Class A                         The Merger Fund VL
  Lord Abbett Growth and Income                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
     Portfolio -- Class B                         Comstock Portfolio
  Met/AIM Capital Appreciation                  VANGUARD(R) VARIABLE INSURANCE FUND
     Portfolio -- Class A                         Mid-Cap Index Portfolio
  Met/AIM Small Cap Growth                        Total Stock Market Index Portfolio
     Portfolio -- Class A
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B
  PIMCO Inflation Protected Bond
     Portfolio -- Class A




Certain Funds may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Funds" below for more information.

                                    THE FUNDS

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund                          through stocks.                    Company
  American Funds Growth Fund       Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund                          and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)                    Seeks capital appreciation.        Fidelity Management & Research
     Portfolio -- Service Class                                       Company
  Equity-Income Portfolio          Seeks reasonable income. The fund  Fidelity Management & Research
     -- Initial Class+             will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  High Income Portfolio            Seeks high current income and may  Fidelity Management & Research
     -- Initial Class+             also seek capital appreciation.    Company
  Mid Cap Portfolio -- Service     Seeks long-term growth of          Fidelity Management & Research
     Class 2                       capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund+
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund                                                             Subadviser: Franklin Templeton
                                                                      Investment Management Limited
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Capital Growth     Seeks long-term growth of          Goldman Sachs Asset Management,
     Fund                          capital.                           L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio+     Seeks long-term capital growth.    Janus Capital Management LLC
  Mid Cap Growth Portfolio         Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC Subadviser: ClearBridge
     Portfolio -- Class I                                             Advisors, LLC
  Legg Mason Partners Variable     Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-    LLC Subadvisers: Western Asset
     Portfolio -- Class II         term capital appreciation).        Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
  Legg Mason Partners Variable     Seeks capital appreciation         Legg Mason Partners Fund Advisor,
     Capital Portfolio             through investment in securities   LLC Subadviser: ClearBridge
                                   which the portfolio managers       Advisors, LLC
                                   believe have above-average
                                   capital appreciation potential.
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC Subadviser: Batterymarch
     Portfolio -- Class I          the price and yield performance    Financial Management, Inc.
                                   of the S&P 500(R) Index.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC Subadviser: ClearBridge
     Portfolio -- Class I          consideration.                     Advisors, LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC Subadviser: Global Currents
     Opportunity Portfolio+                                           Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC Subadviser: ClearBridge
     I+                            secondary objective.               Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC Subadviser: ClearBridge
     Portfolio -- Class I                                             Advisors, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC Subadvisers: Western Asset
                                   appreciation.                      Management Company; Western Asset
                                                                      Management Company Limited

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate       Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory, LLC
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  Met Investors Advisory, LLC
     Portfolio -- Class A          opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.        Met Investors Advisory, LLC
     Appreciation Portfolio                                           Subadviser: OppenheimerFunds,
     -- Class A+                                                      Inc.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory, LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
  Van Kampen Mid Cap Growth        Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B+                                            Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC Subadviser:
     Portfolio -- Class D          appreciation.                      BlackRock Advisors, LLC
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A+         attempting to limit investment     BlackRock Advisors, LLC
                                   risk and preserve capital.
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A          income consistent with             BlackRock Advisors, LLC
                                   preservation of capital.
  Davis Venture Value              Seeks growth of capital.           MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A                                             Davis Selected Advisers, L.P.
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC Subadviser:
     A                             capital.                           Pyramis Global Advisors, LLC
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC Subadviser:
     Portfolio -- Class D          capital.                           Pyramis Global Advisors, LLC
  Jennison Growth                  Seeks long-term growth of          MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A+         capital.                           Jennison Associates LLC

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A+         the Standard & Poor's 500(R)       MetLife Investment Advisors
                                   Composite Stock Price Index.       Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC Subadviser:
     Portfolio -- Class F          through investment in a            Massachusetts Financial Services
                                   diversified portfolio.             Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     MetLife Advisers, LLC Subadviser:
     A                             reasonable income.                 Massachusetts Financial Services
                                                                      Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A+                                            OppenheimerFunds, Inc.
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC Subadviser:
     Portfolio -- Class B+                                            OppenheimerFunds, Inc.
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A          Russell 2000(R) Index.             MetLife Investment Advisors
                                                                      Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC Subadviser:
     Portfolio -- Class B          and, secondarily, dividend         T. Rowe Price Associates, Inc.
                                   income.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.    MetLife Advisers, LLC Subadviser:
     Portfolio -- Class B                                             T. Rowe Price Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC Subadviser:
     Government                    consistent with preservation of    Western Asset Management Company
     Portfolio -- Class A          capital and maintenance of
                                   liquidity.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio           Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio                     investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE MERGER FUND VL
  The Merger Fund VL               Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   Inc.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio               Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  Vanguard Quantitative Equity
                                   a benchmark index that measures    Group
                                   the investment return of mid-cap
                                   stocks.
  Total Stock Market Index         Seeks to track the performance of  Vanguard Quantitative Equity
     Portfolio                     a benchmark index that measures    Group
                                   the investment return of the
                                   overall stock market.


---------
+ Not available under all Policies. Availability depends on Policy issue date.

ADDITIONAL INFORMATION REGARDING FUNDS

CERTAIN FUNDS were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.

FUND NAME CHANGES

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                       MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate Portfolio --
     Portfolio -- Class A                           Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital
     Discipline Portfolio -- All Cap Growth         Portfolio
     and Value Portfolio


FUND MERGERS/REORGANIZATIONS

The following former Fund was merged with and into the new Fund and reorganized into a new Trust.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A            MFS(R) Value Portfolio -- Class A


FUND SUBSTITUTIONS

The following new Funds were substituted for the former Funds.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS        MET INVESTORS SERIES TRUST
  Growth Portfolio -- Initial Class            Oppenheimer Capital Appreciation Portfolio --
                                                    Class A
JANUS ASPEN SERIES                             METROPOLITAN SERIES FUND, INC.
  Worldwide Growth Portfolio -- Service        Oppenheimer Global Equity Portfolio -- Class
     Class(1)                                       B
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Dreyfus VIF Appreciation                     Davis Venture Value Portfolio -- Class A
     Portfolio -- Initial Class
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Dreyfus VIF Developing Leaders               T. Rowe Price Small Cap Growth Portfolio --
     Portfolio -- Initial Class                     Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE          MET INVESTORS SERIES TRUST
  PRODUCTS TRUST
  Templeton Developing Markets Securities      MFS(R) Emerging Markets Equity Portfolio --
     Fund -- Class 2(2)                             Class B
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
  Strategic Growth Portfolio -- Class I        Jennison Growth Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Discovery Growth Fund -- Class IB  Van Kampen Mid Cap Growth Portfolio -- Class
                                                    B


---------
(1) Policies issued prior to 5/1/01 were substituted for Class A shares of the Oppenheimer Global Equity Portfolio. Policies issued on or after 5/1/01 were substituted for Class B shares of the Oppenheimer Global Equity Portfolio.

(2) Policies issued prior to 5/3/04 were substituted for Class A shares of the MFS Emerging Markets Equity Portfolio. Policies issued on or after 5/3/04 were substituted for Class B shares of the MFS Emerging Markets Equity Portfolio.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2007. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2007, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                       MINIMUM        MAXIMUM
                                                                     -----------    -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service (12b-1)
fees, and other expenses)........................................       0.16%          5.66%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --          0.52%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..    0.56%       0.10%      0.09%           --          0.75%          --          0.75%
  Equity-Income
     Portfolio -- Initial
     Class+......................    0.46%         --       0.09%           --          0.55%          --          0.55%
  High Income
     Portfolio -- Initial
     Class+......................    0.57%         --       0.11%           --          0.68%          --          0.68%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+............    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%         1.00%(1)
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(1)
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Capital Growth
     Fund........................    0.75%         --       0.11%           --          0.86%          --          0.86%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio+...    0.64%       0.25%      0.18%         0.01%         1.08%          --          1.08%
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --          0.82%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......    0.75%       0.25%      0.13%           --          1.13%          --          1.13%
  Legg Mason Partners Variable
     Capital Portfolio...........    0.75%       0.25%      0.11%           --          1.11%          --          1.11%(2)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class I........    0.31%         --       0.08%           --          0.39%          --          0.39%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(2)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++....    0.85%         --       0.26%           --          1.11%          --          1.11%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I+..........................    0.62%         --       0.14%           --          0.76%          --          0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --          0.90%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.15%           --          0.75%          --          0.75%(2)
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --          0.65%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --          0.70%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --          0.62%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --          0.77%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --          0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --          0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......    1.00%         --       0.25%           --          1.25%          --          1.25%(4)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........    1.00%       0.25%      0.27%           --          1.52%          --          1.52%(4)
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A+.......    0.58%         --       0.04%           --          0.62%          --          0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --          0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --          0.98%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --          0.69%(6)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --          1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.18%           --          1.13%          --          1.13%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --          0.86%
  BlackRock Diversified
     Portfolio -- Class A+.......    0.44%         --       0.06%           --          0.50%          --          0.50%
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%         0.39%(7)
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --          0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --          0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class A+.......    0.63%         --       0.04%           --          0.67%          --          0.67%
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%         0.94%(8)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%         0.99%(8)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --          1.01%(8)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --          1.04%(8)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%         1.08%(8)
  MetLife Stock Index
     Portfolio -- Class A+.......    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(9)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%         0.70%(10)
  Oppenheimer Global Equity
     Portfolio -- Class A+.......    0.51%         --       0.10%           --          0.61%          --          0.61%(11)
  Oppenheimer Global Equity
     Portfolio -- Class B+.......    0.51%       0.25%      0.10%           --          0.86%          --          0.86%(11)
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(9)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --          0.83%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT
     Portfolio...................    0.65%       0.25%      0.06%           --          0.96%          --          0.96%
THE MERGER FUND VL
  The Merger Fund VL.............    1.25%         --       4.41%           --          5.66%        4.26%         1.40%(12)
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --          0.84%
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio........    0.20%         --       0.04%           --          0.24%          --          0.24%
  Total Stock Market Index
     Portfolio...................    0.12%         --       0.04%           --          0.16%          --          0.16%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Policies. Availability depends on Policy issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.
(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.
(4) On April 28, 2008, the Class 2 shares of the Templeton Developing Markets Securities Fund held by owners of Policies issued prior to May 3, 2004 were substituted for Class A shares of the MFS Emerging Markets Equity Portfolio. The Class 2 shares of the Templeton Developing Markets Securities Fund held by owners of Policies issued on or after May 3, 2004 were substituted for Class B shares of the MFS Emerging Markets Equity Portfolio.
(5) Other Expenses have been restated to reflect a change in the Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.
(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.

(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.
(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.
(10) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
(11) On April 28, 2008, the Service Class shares of the Janus Aspen Series Worldwide Growth Portfolio held by owners of Policies issued prior to May 1, 2001 were substituted for Class A shares of the Oppenheimer Global Equity Portfolio. The Service Class shares of the Janus Aspen Series Worldwide Growth Portfolio held by owners of Policies issued on or after May 1, 2001 were substituted for Class B shares of the Oppenheimer Global Equity Portfolio.
(12) The Adviser has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses, excluding dividends on short positions and interest expense, on an annual basis do not exceed 1.40%. This contract expires July 1, 2013.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the Fund expenses that are in excess of 1.10% for the Investment Option investing in the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 1.18% for the Investment Option investing in the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust an amount equal to the Fund expenses that are in excess of 0.64% for the Investment Option investing in the Oppenheimer Global Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc; and an amount equal to the Fund expenses that are in excess of 0.90% for the Investment Option investing in the Oppenheimer Global Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc.

DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNTS AND FUNDS

The following paragraph replaces the second paragraph under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

Before December 7, 2007, certain of the Policies were issued by MetLife Life and Annuity Company of Connecticut ("MLAC"), a stock life insurance company chartered in 1973 in Connecticut. These Policies were funded through Fund UL II, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLAC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLAC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLAC, including Fund UL II and its assets. Pursuant to the merger, therefore, Fund UL II became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLAC's liabilities and obligations, including those created under the Policy as initially issued by MLAC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Policy has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Policy Owner of the Company.

The following paragraph is added under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

We anticipate merging MetLife of CT Fund UL II for Variable Life Insurance with and into MetLife of CT Fund UL for Variable Life Insurance during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Policy. Similarly, the merger will not have any adverse impact on your Cash Value or any tax consequences for you.

                                    PREMIUMS

The following sentence is added under AMOUNT, FREQUENCY AND DURATION OF PREMIUM
PAYMENTS:

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payments to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

                          DISTRIBUTION AND COMPENSATION

The following sentence is added under DISTRIBUTION:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Book 48                                                           April 28, 2008

                  METLIFE VARIABLE LIFE ACCUMULATOR -- SERIES 2

                Flexible Premium Variable Life Insurance Policies
                      APRIL 28, 2008 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE
                                       OR
    METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                             VARIABLE LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MetLife Variable Life Accumulator, a flexible premium variable life insurance policy originally issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Insurance Company of Connecticut is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2     Pioneer Fund Portfolio -- Class A
  American Funds Global Growth Fund               Pioneer Strategic Income
  American Funds Growth Fund                         Portfolio -- Class A
  American Funds Growth-Income Fund               Third Avenue Small Cap Value
FIDELITY(R) VARIABLE INSURANCE PRODUCTS              Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class      METROPOLITAN SERIES FUND, INC.
  Mid Cap Portfolio -- Service Class 2            BlackRock Aggressive Growth
FRANKLIN TEMPLETON VARIABLE INSURANCE                Portfolio -- Class D
  PRODUCTS TRUST -- CLASS 2                       BlackRock Money Market Portfolio -- Class
  Templeton Foreign Securities Fund                  A
GOLDMAN SACHS VARIABLE INSURANCE                  Davis Venture Value Portfolio -- Class A
  TRUST -- INSTITUTIONAL SHARES                   FI Large Cap Portfolio -- Class A
  Goldman Sachs Capital Growth Fund               FI Value Leaders Portfolio -- Class D
JANUS ASPEN SERIES -- SERVICE SHARES              MetLife Aggressive Allocation
  Mid Cap Growth Portfolio                           Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST         MetLife Conservative Allocation
  Legg Mason Partners Variable Aggressive            Portfolio -- Class B
     Growth Portfolio -- Class I                  MetLife Conservative to Moderate
  Legg Mason Partners Variable Capital and           Allocation Portfolio -- Class B
     Income Portfolio -- Class II                 MetLife Moderate Allocation
  Legg Mason Partners Variable Capital               Portfolio -- Class B
     Portfolio                                    MetLife Moderate to Aggressive Allocation
  Legg Mason Partners Variable Equity Index          Portfolio -- Class B
     Portfolio -- Class I                         MFS(R) Total Return Portfolio -- Class F
  Legg Mason Partners Variable Fundamental        MFS(R) Value Portfolio -- Class A
     Value Portfolio -- Class I                   Russell 2000(R) Index Portfolio -- Class A
  Legg Mason Partners Variable Large Cap          T. Rowe Price Large Cap Growth
     Growth Portfolio -- Class I                     Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST         T. Rowe Price Small Cap Growth
  Legg Mason Partners Variable High Income           Portfolio -- Class B
     Portfolio                                    Western Asset Management U.S. Government
MET INVESTORS SERIES TRUST                           Portfolio -- Class A
  Clarion Global Real Estate                    PIMCO VARIABLE INSURANCE
     Portfolio -- Class A                         TRUST -- ADMINISTRATIVE CLASS
  Janus Forty Portfolio -- Class A                Total Return Portfolio
  Legg Mason Partners Managed Assets            PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Portfolio -- Class A                         Pioneer Mid Cap Value VCT Portfolio
  Lord Abbett Bond Debenture                    THE MERGER FUND VL
     Portfolio -- Class A                         The Merger Fund VL
  Lord Abbett Growth and Income                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
     Portfolio -- Class B                         Comstock Portfolio
  Met/AIM Capital Appreciation                  VANGUARD(R) VARIABLE INSURANCE FUND
     Portfolio -- Class A                         Mid-Cap Index Portfolio
  Met/AIM Small Cap Growth                        Total Stock Market Index Portfolio
     Portfolio -- Class A
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B
  PIMCO Inflation Protected Bond
     Portfolio -- Class A



Certain Funds may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Funds" below for more information.

                                    THE FUNDS

                                               INVESTMENT                          INVESTMENT
          FUNDING OPTION                       OBJECTIVE                       ADVISER/SUBADVISER
---------------------------------  ---------------------------------   ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth     Seeks capital appreciation          Capital Research and Management
     Fund                          through stocks.                     Company
  American Funds Growth Fund       Seeks capital appreciation          Capital Research and Management
                                   through stocks.                     Company
  American Funds Growth-Income     Seeks both capital appreciation     Capital Research and Management
     Fund                          and income.                         Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio --       Seeks capital appreciation.         Fidelity Management & Research
     Service Class                                                     Company
  Equity-Income Portfolio --       Seeks reasonable income. The fund   Fidelity Management & Research
     Initial Class+                will also consider the potential    Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   S&P 500(R)).
  High Income Portfolio            Seeks high current income and may   Fidelity Management & Research
     -- Initial Class+             also seek capital appreciation.     Company
  Mid Cap Portfolio -- Service     Seeks long-term growth of           Fidelity Management & Research
     Class 2                       capital.                            Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.     Franklin Advisers, Inc.
     Securities Fund+
  Templeton Foreign Securities     Seeks long-term capital growth.     Templeton Investment Counsel, LLC
     Fund                                                              Subadviser: Franklin Templeton
                                                                       Investment Management Limited
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Capital Growth     Seeks long-term growth of           Goldman Sachs Asset Management,
     Fund                          capital.                            L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio+     Seeks long-term capital growth.     Janus Capital Management LLC
  Mid Cap Growth Portfolio         Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.         Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                 LLC Subadviser: ClearBridge
     Portfolio -- Class I                                              Advisors, LLC
  Legg Mason Partners Variable     Seeks total return (that is, a      Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-     LLC Subadvisers: Western Asset
     Portfolio -- Class II         term capital appreciation).         Management Company; ClearBridge
                                                                       Advisors, LLC; Western Asset
                                                                       Management Company Limited
  Legg Mason Partners Variable     Seeks capital appreciation          Legg Mason Partners Fund Advisor,
     Capital Portfolio             through investment in securities    LLC Subadviser: ClearBridge
                                   which the portfolio managers        Advisors, LLC
                                   believe have above-average
                                   capital appreciation potential.
  Legg Mason Partners Variable     Seeks investment results that,      Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to      LLC Subadviser: Batterymarch
     Portfolio -- Class I          the price and yield performance     Financial Management, Inc.
                                   of the S&P 500(R) Index.
  Legg Mason Partners Variable     Seeks long-term capital growth.     Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary       LLC Subadviser: ClearBridge
     Portfolio -- Class I          consideration.                      Advisors, LLC
  Legg Mason Partners Variable     Seeks total return on assets from   Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.       LLC Subadviser: Global Currents
     Opportunity Portfolio+                                            Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of           Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a        LLC Subadviser: ClearBridge
     I+                            secondary objective.                Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of           Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                            LLC Subadviser: ClearBridge
     Portfolio -- Class I                                              Advisors, LLC

                                               INVESTMENT                          INVESTMENT
          FUNDING OPTION                       OBJECTIVE                       ADVISER/SUBADVISER
---------------------------------  ---------------------------------   ---------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.          Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital          LLC Subadvisers: Western Asset
                                   appreciation.                       Management Company; Western Asset
                                                                       Management Company Limited
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate       Seeks to provide total return       Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate   Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.         Met Investors Advisory, LLC
     A                                                                 Subadviser: Janus Capital
                                                                       Management LLC
  Legg Mason Partners Managed      Seeks high total return.            Met Investors Advisory, LLC
     Assets Portfolio -- Class A                                       Subadvisers: Batterymarch
                                                                       Financial Management, Inc.;
                                                                       Western Asset Management Company;
                                                                       ClearBridge Advisors, LLC; Legg
                                                                       Mason Global Asset Allocation,
                                                                       LLC
  Lord Abbett Bond Debenture       Seeks high current income and the   Met Investors Advisory, LLC
     Portfolio -- Class A          opportunity for capital             Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital   Met Investors Advisory, LLC
     Portfolio -- Class B          and income without excessive        Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.        LLC
  Met/AIM Capital Appreciation     Seeks capital appreciation.         Met Investors Advisory, LLC
     Portfolio -- Class A                                              Subadviser: Invesco Aim Capital
                                                                       Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of           Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                            Subadviser: Invesco Aim Capital
                                                                       Management, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.         Met Investors Advisory, LLC
     Portfolio -- Class A+                                             Subadviser: Massachusetts
                                                                       Financial Services Company
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.         Met Investors Advisory, LLC
     Portfolio -- Class B                                              Subadviser: Massachusetts
                                                                       Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.         Met Investors Advisory, LLC
     Portfolio -- Class B+                                             Subadviser: Massachusetts
                                                                       Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.         Met Investors Advisory, LLC
     Appreciation                                                      Subadviser: OppenheimerFunds,
     Portfolio -- Class A+                                             Inc.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real       Met Investors Advisory, LLC
     Portfolio -- Class A          return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and         Met Investors Advisory, LLC
     A                             capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current       Met Investors Advisory, LLC
     Portfolio -- Class A          income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital             Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
  Van Kampen Mid Cap Growth        Seeks capital appreciation.         Met Investors Advisory, LLC
     Portfolio -- Class B+                                             Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital               MetLife Advisers, LLC Subadviser:
     Portfolio -- Class D          appreciation.                       BlackRock Advisors, LLC
  BlackRock Diversified            Seeks high total return while       MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A+         attempting to limit investment      BlackRock Advisors, LLC
                                   risk and preserve capital.
  BlackRock Money Market           Seeks a high level of current       MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A          income consistent with              BlackRock Advisors, LLC
                                   preservation of capital.

                                               INVESTMENT                          INVESTMENT
          FUNDING OPTION                       OBJECTIVE                       ADVISER/SUBADVISER
---------------------------------  ---------------------------------   ---------------------------------
  Davis Venture Value              Seeks growth of capital.            MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A                                              Davis Selected Advisers, L.P.
  FI Large Cap Portfolio -- Class  Seeks long-term growth of           MetLife Advisers, LLC Subadviser:
     A                             capital.                            Pyramis Global Advisors, LLC
  FI Value Leaders                 Seeks long-term growth of           MetLife Advisers, LLC Subadviser:
     Portfolio -- Class D          capital.                            Pyramis Global Advisors, LLC
  Jennison Growth                  Seeks long-term growth of           MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A+         capital.                            Jennison Associates LLC
  MetLife Aggressive Allocation    Seeks growth of capital.            MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current         MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the      MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high      MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.            MetLife Advisers, LLC
     Allocation Portfolio --
     Class B
  MetLife Stock Index              Seeks to equal the performance of   MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A+         the Standard & Poor's 500(R)        MetLife Investment Advisors
                                   Composite Stock Price Index.        Company, LLC
  MFS(R) Total Return Portfolio    Seeks a favorable total return      MetLife Advisers, LLC Subadviser:
     -- Class F                    through investment in a             Massachusetts Financial Services
                                   diversified portfolio.              Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and      MetLife Advisers, LLC Subadviser:
     A                             reasonable income.                  Massachusetts Financial Services
                                                                       Company
  Oppenheimer Global Equity        Seeks capital appreciation.         MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A+                                             OppenheimerFunds, Inc.
  Oppenheimer Global Equity        Seeks capital appreciation.         MetLife Advisers, LLC Subadviser:
     Portfolio -- Class B+                                             OppenheimerFunds, Inc.
  Russell 2000(R) Index            Seeks to equal the return of the    MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A          Russell 2000(R) Index.              MetLife Investment Advisors
                                                                       Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital   MetLife Advisers, LLC Subadviser:
     Portfolio -- Class B          and, secondarily, dividend          T. Rowe Price Associates, Inc.
                                   income.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.     MetLife Advisers, LLC Subadviser:
     Portfolio -- Class B                                              T. Rowe Price Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return      MetLife Advisers, LLC Subadviser:
     Government Portfolio          consistent with preservation of     Western Asset Management Company
     -- Class A                    capital and maintenance of
                                   liquidity.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio           Seeks maximum total return,         Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by       Pioneer Investment Management,
     Portfolio                     investing in a diversified          Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE MERGER FUND VL
  The Merger Fund VL               Seeks to achieve capital growth     Westchester Capital Management,
                                   by engaging in merger arbitrage.    Inc.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio               Seeks capital growth and income     Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.

                                               INVESTMENT                          INVESTMENT
          FUNDING OPTION                       OBJECTIVE                       ADVISER/SUBADVISER
---------------------------------  ---------------------------------   ---------------------------------
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of   Vanguard Quantitative Equity
                                   a benchmark index that measures     Group
                                   the investment return of mid-cap
                                   stocks.
  Total Stock Market Index         Seeks to track the performance of   Vanguard Quantitative Equity
     Portfolio                     a benchmark index that measures     Group
                                   the investment return of the
                                   overall stock market.


---------
    + Not available under all Policies. Availability depends on Policy issue date.

ADDITIONAL INFORMATION REGARDING FUNDS

CERTAIN FUNDS were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.

FUND NAME CHANGES

                              FORMER NAME                                                         NEW NAME
----------------------------------------------------------------------  ------------------------------------------------------------
MET INVESTORS SERIES TRUST                                              MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate Portfolio -- Class A                       Clarion Global Real Estate Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                               LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple Discipline Portfolio --           Legg Mason Partners Variable Capital Portfolio
     All Cap Growth and Value Portfolio


FUND MERGERS/REORGANIZATIONS
The following former Fund was merged with and into the new Fund and reorganized into a new Trust.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A              MFS(R) Value Portfolio -- Class A


FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.

                         FORMER FUND                                                    NEW FUND
------------------------------------------------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS                       MET INVESTORS SERIES TRUST
  Growth Portfolio -- Initial Class                             Oppenheimer Capital Appreciation Portfolio -- Class A
JANUS ASPEN SERIES                                            METROPOLITAN SERIES FUND, INC.
  Worldwide Growth Portfolio -- Service Class(1)                Oppenheimer Global Equity Portfolio -- Class B
DREYFUS VARIABLE INVESTMENT FUND                              METROPOLITAN SERIES FUND, INC.
  Dreyfus VIF Appreciation Portfolio -- Initial Class           Davis Venture Value Portfolio -- Class A
DREYFUS VARIABLE INVESTMENT FUND                              METROPOLITAN SERIES FUND, INC.
  Dreyfus VIF Developing Leaders Portfolio -- Initial Class     T. Rowe Price Small Cap Growth Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST          MET INVESTORS SERIES TRUST
  Templeton Developing Markets Securities Fund -- Class 2(2)    MFS(R) Emerging Markets Equity Portfolio -- Class B
VAN KAMPEN LIFE INVESTMENT TRUST                              METROPOLITAN SERIES FUND, INC.
  Strategic Growth Portfolio -- Class I                         Jennison Growth Portfolio -- Class A
PUTNAM VARIABLE TRUST                                         MET INVESTORS SERIES TRUST
  Putnam VT Discovery Growth Fund -- Class IB                   Van Kampen Mid Cap Growth Portfolio -- Class B


---------
   (1) Policies issued prior to 5/1/01 were substituted for Class A shares of the Oppenheimer Global Equity Portfolio. Policies issued on or after 5/1/01 were substituted for Class B shares of the Oppenheimer Global Equity Portfolio.

   (2) Policies issued prior to 5/3/04 were substituted for Class A shares of the MFS Emerging Markets Equity Portfolio. Policies issued on or after 5/3/04 were substituted for Class B shares of the MFS Emerging Markets Equity Portfolio.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2007. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2007, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                                      MINIMUM        MAXIMUM
                                                                                    -----------    -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses).............       0.16%          5.66%



FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --          0.52%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio --
     Service Class...............    0.56%       0.10%      0.09%           --          0.75%          --          0.75%
  Equity-Income Portfolio --
     Initial Class+..............    0.46%         --       0.09%           --          0.55%          --          0.55%
  High Income Portfolio --
     Initial Class+..............    0.57%         --       0.11%           --          0.68%          --          0.68%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+............    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%         1.00%(1)
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(1)
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Capital Growth
     Fund........................    0.75%         --       0.11%           --          0.86%          --          0.86%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio+...    0.64%       0.25%      0.18%         0.01%         1.08%          --          1.08%
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --          0.82%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......    0.75%       0.25%      0.13%           --          1.13%          --          1.13%
  Legg Mason Partners Variable
     Capital Portfolio...........    0.75%       0.25%      0.11%           --          1.11%          --          1.11%(2)
  Legg Mason Partners Variable
     Equity Index Portfolio --
     Class I.....................    0.31%         --       0.08%           --          0.39%          --          0.39%(2)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(2)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++....    0.85%         --       0.26%           --          1.11%          --          1.11%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I+..........................    0.62%         --       0.14%           --          0.76%          --          0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --          0.90%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.15%           --          0.75%          --          0.75%(2)
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --          0.65%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --          0.70%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --          0.62%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --          0.77%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --          0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --          0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......    1.00%         --       0.25%           --          1.25%          --          1.25%(4)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........    1.00%       0.25%      0.27%           --          1.52%          --          1.52%(4)
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  Oppenheimer Capital
     Appreciation Portfolio --
     Class A+....................    0.58%         --       0.04%           --          0.62%          --          0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --          0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --          0.98%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --          0.69%(6)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --          1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.18%           --          1.13%          --          1.13%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --          0.86%
  BlackRock Diversified
     Portfolio -- Class A+.......    0.44%         --       0.06%           --          0.50%          --          0.50%
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%         0.39%(7)
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --          0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --          0.84%
  FI Value Leaders Portfolio --
     Class D.....................    0.64%       0.10%      0.07%           --          0.81%          --          0.81%
  Jennison Growth Portfolio --
     Class A+....................    0.63%         --       0.04%           --          0.67%          --          0.67%
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%         0.94%(8)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%         0.99%(8)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --          1.01%(8)
  MetLife Moderate to Aggressive
     Allocation Portfolio --
     Class B.....................    0.08%       0.25%      0.01%         0.70%         1.04%          --          1.04%(8)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%         1.08%(8)
  MetLife Stock Index
     Portfolio -- Class A+.......    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(9)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%         0.70%(10)
  Oppenheimer Global Equity
     Portfolio -- Class A+.......    0.51%         --       0.10%           --          0.61%          --          0.61%(11)
  Oppenheimer Global Equity
     Portfolio -- Class B+.......    0.51%       0.25%      0.10%           --          0.86%          --          0.86%(11)
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(9)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --          0.83%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT
     Portfolio...................    0.65%       0.25%      0.06%           --          0.96%          --          0.96%
THE MERGER FUND VL
  The Merger Fund VL.............    1.25%         --       4.41%           --          5.66%        4.26%         1.40%(12)
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --          0.84%
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio........    0.20%         --       0.04%           --          0.24%          --          0.24%
  Total Stock Market Index
     Portfolio...................    0.12%         --       0.04%           --          0.16%          --          0.16%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Policies. Availability depends on Policy issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.
(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.
(4) On April 28, 2008, the Class 2 shares of the Templeton Developing Markets Securities Fund held by owners of Policies issued prior to May 3, 2004 were substituted for Class A shares of the MFS Emerging Markets Equity Portfolio. The Class 2 shares of the Templeton Developing Markets Securities Fund held by owners of Policies issued on or after May 3, 2004 were substituted for Class B shares of the MFS Emerging Markets Equity Portfolio.
(5) Other Expenses have been restated to reflect a change in the Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.

(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.
(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.
(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.
(10) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
(11) On April 28, 2008, the Service Class shares of the Janus Aspen Series Worldwide Growth Portfolio held by owners of Policies issued prior to May 1, 2001 were substituted for Class A shares of the Oppenheimer Global Equity Portfolio. The Service Class shares of the Janus Aspen Series Worldwide Growth Portfolio held by owners of Policies issued on or after May 1, 2001 were substituted for Class B shares of the Oppenheimer Global Equity Portfolio.
(12) The Adviser has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses, excluding dividends on short positions and interest expense, on an annual basis do not exceed 1.40%. This contract expires July 1, 2013.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the Fund expenses that are in excess of 1.10% for the Investment Option investing in the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 1.18% for the Investment Option investing in the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust; and an amount equal to the Fund expenses that are in excess of 0.64% for the Investment Option investing in the Oppenheimer Global Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc; and an amount equal to the Fund expenses that are in excess of 0.90% for the Investment Option investing in the Oppenheimer Global Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc.

             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNTS AND FUNDS

The following paragraph replaces the second paragraph under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

Before December 7, 2007, certain of the Policies were issued by MetLife Life and Annuity Company of Connecticut ("MLAC"), a stock life insurance company chartered in 1973 in Connecticut. These Policies were funded through Fund UL II, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLAC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLAC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLAC, including Fund UL II and its assets. Pursuant to the merger, therefore, Fund UL II became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLAC's liabilities and obligations, including those created under the Policy as initially issued by MLAC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Policy has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Policy Owner of the Company.

The following paragraph is added under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

We anticipate merging MetLife of CT Fund UL II for Variable Life Insurance with and into MetLife of CT Fund UL for Variable Life Insurance during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger

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

will have no effect on the provisions of, and the rights and obligations under, the Policy. Similarly, the merger will not have any adverse impact on your Cash Value or any tax consequences for you.

                                    PREMIUMS

The following sentence is added under AMOUNT, FREQUENCY AND DURATION OF PREMIUM
PAYMENTS:

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payments to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

                          DISTRIBUTION AND COMPENSATION

The following sentence is added under DISTRIBUTION:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Book 57                                                           April 28, 2008

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